CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2017			$ 378,009,884	$ 20,625,372	$ 20,409,643	$ (293,386,189)	$ 111,539
Balance (In shares) at Dec. 31, 2017		99,395,048
Cumulative effect of accounting change						111,539	$ (111,539)
Net income for the period						67,780,068
Stock option compensation (Note 9)					291,997
Net income for the period	$ 67,780,068
Balance (In shares) at Sep. 30, 2018		99,395,048
Balance at Sep. 30, 2018			378,009,884	20,625,372	20,701,640	(225,494,582)
Balance at Jun. 30, 2018			378,009,884	20,625,372	20,629,576	(229,215,441)
Balance (In shares) at Jun. 30, 2018		99,395,048
Net income for the period	3,720,859					3,720,859
Stock option compensation (Note 9)					72,064
Balance (In shares) at Sep. 30, 2018		99,395,048
Balance at Sep. 30, 2018			378,009,884	20,625,372	20,701,640	(225,494,582)
Balance at Dec. 31, 2018	167,940,826		378,009,884	20,625,372	20,721,850	(251,416,280)
Balance (In shares) at Dec. 31, 2018		99,395,048
Net loss for the period						(4,840,661)
Stock option compensation (Note 9)					31,043
Return of capital (Note 11)			(75,540,237)
Net income for the period	(4,840,661)
Balance (In shares) at Sep. 30, 2019		99,395,048
Balance at Sep. 30, 2019	87,590,971		302,469,647	20,625,372	20,752,893	(256,256,941)
Balance at Sep. 30, 2019			302,469,647	20,625,372	20,752,893	(256,256,941)
Balance (In shares) at Sep. 30, 2019		99,395,048
Balance at Jun. 30, 2019			302,469,647	20,625,372	20,752,893	(257,895,247)
Balance (In shares) at Jun. 30, 2019		99,395,048
Net income for the period	1,638,306
Balance (In shares) at Sep. 30, 2019		99,395,048
Balance at Sep. 30, 2019	$ 87,590,971		302,469,647	20,625,372	20,752,893	(256,256,941)
Net income for the period						1,638,306
Balance at Sep. 30, 2019			$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (256,256,941)
Balance (In shares) at Sep. 30, 2019		99,395,048